Goodwill	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

Note 7 — Goodwill

Goodwill represents the excess of the consideration paid of an acquisition over the fair value of the net identifiable assets of the acquired subsidiaries at the date of acquisition. Goodwill is not amortized and is tested for impairment at least annually, more often when circumstances indicate impairment may have occurred. The following table summarizes the components of acquired goodwill balances as of:

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Goodwill from Shenzhen Yitian acquisition(a)	92,990,256	92,990,256	12,869,199
Goodwill from Shanghai Guoyu acquisition(b)	13,283,750	13,283,750	1,838,378
Total	106,274,006	106,274,006	14,707,577

(a)	Goodwill represents the excess fair value of consideration over the identifiable assets of Shenzhen Yitian acquired by Beijing WiMi in 2015 for the central processing algorithm services segment.

(b)	Weidong and YY Online acquired Shanghai Guoyu in 2021 to acquire 100% of the capital stock of Shanghai Guoyu for a net consideration of RMB 20,000,000. The excess fair value of consideration over the identifiable assets acquired of RMB 13,283,750 was allocated to goodwill for the central processing algorithm services segment. On May 12, 2023, YY Online transferred its Shanghai Guoyu’s 1% equity to Shenzhen Weidong, a wholly-owned subsidiary of Weidong.